Financial Instruments (Details) - Schedule of Significant Exchange Rates - Currency Risk Euro [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USD [Member]
Schedule of Significant Exchange Rates [Line Items]
Rate of Change	3.70%	(5.80%)
Exchange rates	1.106	1.066
NIS [Member]
Schedule of Significant Exchange Rates [Line Items]
Rate of Change	6.90%	6.60%
Exchange rates	4.012	3.753